Convertible note (Tables)	6 Months Ended
Jun. 30, 2025
Convertible note
Schedule of Convertible note at fair value
	June 29, 2023	December 31, 2024
Risk-free interest rate	5.419%	4.32%
Expected life	1.0 year	0.7 year
Share price	$107.2	$8.4
Volatility	142%	149%